Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell Midcap Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	0.40%	0.75%	11.42%
INVESTOR A
Prospectus [Line Items]
Average Annual Return, Percent	(5.11%)	(0.57%)	10.53%
INVESTOR A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(10.49%)	(2.00%)	9.48%
INVESTOR A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.24%)	(0.53%)	8.54%
INVESTOR C
Prospectus [Line Items]
Average Annual Return, Percent	(1.34%)	(0.24%)	10.48%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.07%)	0.26%	10.85%